Operating, General And Administrative Expenses And Restructuring Costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2018
Operating, General And Administrative Expenses And Restructuring Costs [Abstract]
Employee salaries and benefits	$ 173	$ 598	$ 335	$ 794
Purchase of goods and services	594	665	1,243	1,234
Total operating costs	767	1,263	1,578	2,028
Employee-related restructuring costs	$ 0	$ 402	$ 1	$ 402